Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives
Buildings	20 years
Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets
Motor vehicles	5 years
Equipment, fixture and furniture, and other fixed assets	2 - 10 years
Miners	5 years

Schedule of amortization of finite-lived intangible assets
Trademark	10 years
Backlog	3 years
Customer relationship	5.5 years
Reacquired right	1 year